Schedule of Revenue By Geographical Region (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Revenue from External Customer [Line Items]
Total revenue	$ 2,808,354	$ 3,514,149	$ 7,296,278	$ 8,319,757
Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	992,740	1,218,264	2,600,764	2,861,708
Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	76,577	71,940	207,359	205,421
North America [Member]
Revenue from External Customer [Line Items]
Total revenue	1,617,720	1,935,278	4,010,185	4,174,694
Other [Member]
Revenue from External Customer [Line Items]
Total revenue	121,317	288,667	477,970	1,077,934
Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	2,492,058	3,410,874	6,525,572	8,024,079
Advertising [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	974,177	1,198,642	2,545,701	2,802,750
Advertising [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	76,570	71,871	207,326	205,048
Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	1,364,838	1,879,709	3,431,340	4,030,597
Advertising [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	76,473	260,652	341,205	985,684
Content [Member]
Revenue from External Customer [Line Items]
Total revenue	67,750	50,988	199,314	185,465
Content [Member] | Western Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	18,563	19,622	55,063	58,958
Content [Member] | Central Eastern and Southern Europe [Member]
Revenue from External Customer [Line Items]
Total revenue	7	69	33	373
Content [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	4,336	3,282	7,453	33,884
Content [Member] | Other [Member]
Revenue from External Customer [Line Items]
Total revenue	44,844	28,015	136,765	92,250
Programmatic Advertising [Member]
Revenue from External Customer [Line Items]
Total revenue	248,546	52,287	571,392	110,213
Programmatic Advertising [Member] | North America [Member]
Revenue from External Customer [Line Items]
Total revenue	$ 248,546	$ 52,287	$ 571,392	$ 110,213